ABSOLUTE CORE STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Common Stocks — 83.51%	Shares	Fair Value

Canada — 14.61%
Energy — 5.06%
Enbridge, Inc.	64,462	$ 2,581,058

Materials — 9.55%
Agnico Eagle Mines Ltd.	25,770	1,557,797
Barrick Gold Corp.	79,748	1,649,189
Kirkland Lake Gold Ltd.	24,858	957,779
Pan American Silver Corp.	24,776	707,850
		4,872,615
Total Canada		7,453,673

Ireland — 2.29%
Health Care — 2.29%
Medtronic PLC	9,409	1,167,939

Total Ireland		1,167,939

United Kingdom — 3.95%
Consumer Staples — 3.95%
Diageo PLC - ADR	2,834	543,249
Unilever PLC - ADR	25,182	1,473,147
		2,016,396
Total United Kingdom		2,016,396

United States — 62.66%
Communications — 2.34%
Comcast Corp., Class A	20,921	1,192,915

Consumer Discretionary — 4.90%
Graham Holdings Co., Class B	1,124	712,504
Starbucks Corp.	9,721	1,086,904
TJX Cos., Inc. (The)	10,430	703,191
		2,502,599
Consumer Staples — 3.37%
Ingredion, Inc.	18,994	1,718,957

Financials — 19.63%
Alleghany Corp.(a)	1,790	1,194,055
Berkshire Hathaway, Inc., Class B(a)	16,548	4,599,021

ABSOLUTE CORE STRATEGY ETF
SCHEDULE OF INVESTMENTS - continued
June 30, 2021 (Unaudited)
United States — 62.66% — (continued)	Shares	Fair Value
Financials — 19.63% - continued
Loews Corp.	48,934	$ 2,674,244
Travelers Cos., Inc. (The)	10,427	1,561,026
		10,028,346
Health Care — 5.86%
Pfizer, Inc.	43,936	1,720,535
UnitedHealth Group, Inc.	1,751	701,170
Viatris, Inc.(a)	39,967	571,128
		2,992,833
Industrials — 1.21%
Expeditors International of Washington, Inc.	2,647	335,110
Mueller Water Products, Inc. - Series A	19,693	283,973
		619,083
Materials — 8.62%
Corteva, Inc.	41,544	1,842,476
DuPont de Nemours, Inc.	33,075	2,560,336
		4,402,812
Real Estate — 5.23%
Equity Commonwealth	55,221	1,446,790
Jones Lang LaSalle, Inc.	6,254	1,222,407
		2,669,197
Technology — 7.98%
Cerner Corp.	19,560	1,528,810
Cisco Systems, Inc.	30,555	1,619,415
Guidewire Software, Inc.(a)	8,202	924,529
		4,072,754
Utilities — 3.52%
Dominion Energy, Inc.	24,440	1,798,051

Total United States		31,997,547

TOTAL COMMON STOCKS
(Cost $36,506,532)		42,635,555

Total Investments — 83.51%
(Cost $36,506,532)		42,635,555

Other Assets in Excess of Liabilities — 16.49%		8,420,096
Net Assets — 100.00%		$ 51,055,651

(a)	Non-income producing security.

ADR	- American Depositary Receipt.